Annual Total Returns[BarChart] - Money Market Portfolio - Money Market Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.17%	0.14%	0.11%	0.10%	0.15%	0.48%	1.01%	1.97%	2.26%	0.52%